Statutory reserves, restricted net assets and parent company only condensed financial information	12 Months Ended
Dec. 31, 2025
Statutory reserves, restricted net assets and parent company only condensed financial information
Statutory reserves, restricted net assets and parent company only condensed financial information

23.  Statutory reserves, restricted net assets and parent company only condensed financial information

Pursuant to laws applicable to entities incorporated in the PRC, the Company’s subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital. The other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends.

As a result of these restrictions under PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances. The restricted portion amounted to RMB 1,200,367 thousand as of December 31, 2025.

The Company performed a test on the restricted net assets of its subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company for the years ended December 31, 2023, 2024 and 2025.

For the purpose of presenting parent only financial information, the Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheet of the Company as “Investment in subsidiaries” and the loss of the subsidiaries is presented as “share of loss from subsidiaries”. The subsidiaries did not pay any dividend to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company. The Company did not have significant capital and other commitments or guarantees as of December 31, 2024 and 2025.

23.  Statutory reserves, restricted net assets and parent company only condensed financial information (continued)

Condensed balance sheet of the parent company

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Assets
Cash and cash equivalents	6,320	4,408
Prepayments and other current assets	92,253	90,292
Total current assets	98,573	94,700
Investment in subsidiaries	3,088,781	2,940,145
Total non-current assets	3,088,781	2,940,145
Total assets	3,187,354	3,034,845
Liabilities
Accrued expenses and other current liabilities	69,807	71,373
Total current liabilities	69,807	71,373
Total non-current liabilities	19,056	22,139
Total liabilities	88,863	93,512
ZKH Group Limited shareholders’ Equity:
Ordinary shares	4	4
Additional paid-in capital	8,305,304	8,370,941
Statutory reserves	6,303	6,566
Accumulated other comprehensive income/(loss)	4,764	(37,288)
Accumulated deficit	(5,177,126)	(5,317,131)
Treasury stock	(40,758)	(81,759)
Total ZKH Group Limited shareholders’ equity	3,098,491	2,941,333
Total liabilities and shareholders’ equity	3,187,354	3,034,845

23.  Statutory reserves, restricted net assets and parent company only condensed financial information (continued)

Condensed statement of comprehensive loss

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

General and administrative	(8,586)	(32,357)	(12,600)
Share of loss from subsidiaries	(297,229)	(238,597)	(133,589)
Others, net	1,501	2,911	6,447
Net loss attributable to ZKH Group Limited	(304,314)	(268,043)	(139,742)
Accretion on preferred shares to redemption value	(660,070)	—	—
Net loss attributable to ZKH Group Limited’s ordinary shareholders	(964,384)	(268,043)	(139,742)
Net loss attributable to ZKH Group Limited	(304,314)	(268,043)	(139,742)
Other comprehensive loss:
Foreign currency translation adjustments	26,756	29,918	(42,052)
Total comprehensive loss	(277,558)	(238,125)	(181,794)
Accretion on Preferred Shares to redemption value	(660,070)	—	—
Total comprehensive loss attributable to ZKH Group Limited’s ordinary shareholders	(937,628)	(238,125)	(181,794)

Condensed statement of cash flows

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Net cash (used in)/provided by operating activities	(77)	13,827	(194)
Net cash (used in)/provided by investing activities	(402,789)	(12,113)	36,422
Net cash provided by/(used in) financing activities	407,581	2,153	(38,028)
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	(2,950)	72	(112)
Increase in cash, cash equivalents, and restricted cash	1,765	3,939	(1,912)
Cash, cash equivalents, and restricted cash at beginning of year	616	2,381	6,320
Cash, cash equivalents, and restricted cash at end of year	2,381	6,320	4,408